As filed with the Securities and Exchange Commission on February 15, 2002

                                                             File Nos. 2-90519
                                                                      811-4007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 46
                                      and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 47

                             SMITH BARNEY TRUST II*
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 800-451-2010

 Robert I. Frenkel, 300 Stamford Place, 4th Floor, Stamford, Connecticut 06892
                    (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                          Boston, Massachusetts 02110


It is proposed that this filing will become effective on March 7, 2002 pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



------------------------------------------------------------------------------
*This filing relates solely to shares of the Trust's series Smith Barney Capital Preservation Fund.

                                Explanatory Note

     Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90519) and Amendment No. 45 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04007) pursuant to Rule 485(a) on December 21, 2001 (Accession No. 0000929638-01-500275) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until March 7, 2002.

                                     Part C


Item 23.         Exhibits.

      *****         a        Amended and Restated Declaration of Trust of the Registrant

      *****         b        Amended and Restated By-Laws of the Registrant

          +         d        Form of Management Agreement between the Registrant and
                             Smith Barney Fund Management LLC, as manager to Smith
                             Barney Capital Preservation Fund

           +        e(1)     Distribution Agreement between the Registrant and Salomon
                             Smith Barney Inc., as co-distributor with respect to the
                             shares of Smith Barney Capital Preservation Fund

          ++        e(2)     Form of Distribution Agreement between the Registrant and
                             PFS Distributors, Inc., as co-distributor with respect to the shares of Smith Barney Capital Preservation Fund

           *        g(1)     Custodian Contract between the Registrant and State Street
                             Bank and Trust Company ("State Street"), as custodian

           +        g(2)     Form of Letter Agreement adding Smith Barney Capital
                             Preservation Fund to the Custodian Contract between the
                             Registrant and State Street

        ****        h(1)     Transfer Agency and Services Agreement between the
                             Registrant with respect to Smith Barney Capital Preservation
                             Fund and Travelers Bank & Trust, fsb (formerly, Citi
                             Fiduciary Trust Company), as transfer agent

           *        h(2)     Accounting Services Agreement between the Registrant and
                             State Street, as fund accounting agent

           +        h(3)     Form of Letter Agreement adding Smith Barney Capital
                             Preservation Fund to the Accounting Services Agreement
                             between the Registrant and State Street

          ++        h(4)     Form of Financial Guaranty Agreement

          +         i        Form of opinion and consent of counsel

          +         m        Form of Service Plan for Class A, B and L shares of Smith
                             Barney Capital Preservation Fund



         **         n        Multiple Class Plan of the Registrant

         ***        p(1)     Code of Ethics of the Registrant, Smith Barney Fund
                             Management LLC and Salomon Smith Barney Inc.

          ++        p(2)     Code of Ethics of PFS Distributors, Inc.

     ******         q        Powers of Attorney for the Registrant
--------------------


          *        Incorporated herein by reference to Post-Effective Amendment No.
                   19 to the Registrant's Registration Statement on Form N-1A (File No.
                   2-90519) as filed with the Securities and Exchange Commission on
                   October 24, 1997.

         **        Incorporated herein by reference to Post-Effective Amendment No.
                   29 to the Registrant's Registration Statement on Form N-1A (File No.
                   2-90519) as filed with the Securities and Exchange Commission on
                   March 1, 1999.

        ***        Incorporated herein by reference to Post-Effective Amendment No.
                   32 to the Registrant's Registration Statement on Form N-1A (File No.
                   2-90519) as filed with the Securities and Exchange Commission on
                   June 16, 2000.

       ****        Incorporated herein by reference to Post Effective Amendment No.
                   35 to the Registrant's Registration Statement on Form N-1A (File No.
                   2-95019) as filed with the Securities and Exchange Commission on
                   February 15, 2001.

      *****        Incorporated herein by reference to Post Effective Amendment No.
                   41 to the Registrant's Registration Statement on Form N-1A (File No.
                   2-95019) as filed with the Securities and Exchange Commission on
                   October 15, 2001.

     ******        Incorporated herein by reference to Post Effective Amendment No.
                   42 to the Registrant's Registration Statement on Form N-1A (File No.
                   2-90519) as filed with the Securities and Exchange Commission on
                   December 13, 2001.

          +        Incorporated herein by reference to Post Effective Amendment No.
                   44 to the Registrant's Registration Statement on Form N-1A (File No.
                   2-90519) as filed with the Securities and Exchange Commission on
                   December 21, 2001.


         ++        To be filed by amendment.

   Item 24.        Persons Controlled by or under Common Control with Registrant

                   Not applicable.

   Item 25.        Indemnification.


     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc., incorporated by reference herein; (c) the Distribution Agreement between the Registrant and PFS Distributors, Inc. to be filed by amendment; and (d) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

   Item 26.        Business and Other Connections of Investment Adviser.

     Manager - Smith Barney Fund Management LLC. Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

     Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

   Item 27.        Principal Underwriters.

     (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, and Citi Institutional Cash Reserves. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

     Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Smith Barney Mid Cap Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, Consulting Group Capital Markets Funds, Greenwich St. California Municipal Fund Inc., High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Municipal High Income Fund Inc., Travelers Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., The Humane Equity Fund Inc., Salomon Brothers Opportunity Fund, Salomon Brothers 2008 Worldwide Income Fund, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., the Centurion Funds, Inc. and various series of unit investment trusts.

     PFS Distributors, Inc. ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds: Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

     (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

     (c) Not applicable.

   Item 28.        Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:


    NAME                                    ADDRESS

    Salomon Smith Barney Inc.               388 Greenwich Street
    (distributor)                           New York, NY 10013

    PFS Distributors, Inc.                  3120 Breckinridge Boulevard
    (distributor)                           Duluth, Georgia, 30099

    State Street Bank and Trust             1776 Heritage Drive
    Company                                 North Quincy, MA 02171
    (custodian and fund accounting agent)

    Travelers Bank & Trust, fsb             125 Broad Street
    (transfer agent)                        New York, NY 10004

    Smith Barney Fund Management LLC        125 Broad Street
    (manager)                               New York, NY 10004

    PFPC Global Fund Services               P.O. Box 9699
    (sub-transfer agent)                    Providence, RI 02940

    Primerica Shareholder Services          3120 Breckinridge Boulevard
    (sub-transfer agent)                    Duluth, Georgia, 30099


   Item 29.        Management Services.

                   Not applicable.

   Item 30.        Undertakings.

                   Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on 15th day of February, 2002.



                                            SMITH BARNEY TRUST II,
                                            on behalf of Smith Barney Capital
                                            Preservation Fund


                                             By:  Robert I. Frenkel
                                                ------------------------------
                                                  Robert I. Frenkel
                                                  Secretary


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on February 15, 2002.

                  Signature                      Title

     Heath B. McLendon*                         President, Principal Executive
--------------------------------                Officer and Trustee
     Heath B. McLendon

     Lewis E. Daidone *                         Principal Financial Officer and
--------------------------------                Principal Accounting Officer
     Lewis E. Daidone

     Elliott J. Berv*                           Trustee
-------------------------------
     Elliott J. Berv

     Donald M. Carlton*                         Trustee
-------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                     Trustee
-------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                              Trustee
-------------------------------
     Mark T. Finn

     Riley C. Gilley*                           Trustee
-------------------------------
     Riley C. Gilley

     Steven Randolph Gross*                     Trustee
-------------------------------
     Steven Randolph Gross

     Diana R. Harrington*                       Trustee
-------------------------------
     Diana R. Harrington

     Susan B. Kerley*                           Trustee
-------------------------------
     Susan B. Kerley

     Alan G. Merten*                            Trustee
-------------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                      Trustee
-------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                      Trustee
-------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                       Trustee
-------------------------------
     Walter E. Robb, III

     E. Kirby Warren*                           Trustee
-------------------------------
     E. Kirby Warren

*By: Robert I. Frenkel
    ---------------------------
       Robert I. Frenkel
       Executed by Robert I. Frenkel
       on behalf of those indicated
       pursuant to Powers of Attorney.

                                 EXHIBIT INDEX

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